Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	₩ 1,004,704	₩ 117,231	₩ 196,882
Synthetic Natural Gas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	809,737
Fuel cell business [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	54,250	48,070
Individual assets based on disposal plans [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment		₩ 17,651
Strip casting facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	₩ 61,787